Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities

12.	Accounts Payable and Accrued Liabilities

	December 31,
	2019	2018
Trade payables	$5,783	$5,530
Machinery and equipment payables	2,106	861
Accrued expenses	31,145	26,810
Value added tax payable	515	420
Other tax payable	488	1,361
Withholding tax payable	74	71
Bonus and benefit payables	10,884	6,219
Other payables	7,895	8,719
Total accounts payable and accrued liabilities	$58,890	$49,991